July 27, 2020

United States Securities and Exchange Commission

Disclosure Review Office

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company (“Depositor”) and its

Massachusetts Mutual Variable Annuity Separate Account 4 (“Registrant”)

Post-Effective Amendment No. 32 to Registration Statement on Form N-4

Prospectus Title: MassMutual Transitions SelectSM

File Nos. 333-112626, 811-08619

Class Identifier: C000021315

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the “Depositor”) and its Massachusetts Mutual Variable Annuity Separate Account 4 (the “Registrant”), I hereby certify pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”) that:

1.	the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 32 (the “Most Recent Amendment”) to the above-referenced Registration Statement, which was filed on July 22, 2020 and became effective on July 22, 2020; and
2.	the text of the Most Recent Amendment was filed electronically.

Sincerely,

/s/ James M. Rodolakis

James M. Rodolakis

Lead Counsel, Annuity Product & Operations

for Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001, and its affiliated companies.